TRADE ACCOUNTS RECEIVABLE (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade accounts receivables
Services and goods	[1]	R$ 11,001,308	R$ 10,996,158
Interconnection amounts	[1],[2]	632,033	683,876
Vivo Money FIDC		360,411	358,000
Amounts from related parties (Note 29)	[1]	63,240	68,924
Trade accounts receivable		9,841,741	9,669,113
Current		9,471,592	9,318,077
Non-current		370,149	351,036
Unbilled amounts		2,752,975	2,551,270
Estimated impairment losses
Trade accounts receivables
Trade accounts receivable		(2,215,251)	(2,437,845)
Gross carrying amount
Trade accounts receivables
Trade accounts receivable		R$ 12,056,992	R$ 12,106,958

[1]	The consolidated include R$2,752,975 and R$2,551,270 to be billed to customers on December 31, 2024 and 2023, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.
[2]	Refer to billed amounts from other telecommunications operators.